Consolidated Statement of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
REVENUES
Oil sales	$ 51,471	$ 21,923	$ 110,345	$ 91,441	$ 56,772
NGL sales	4,081	1,567	7,314	8,702	0
Natural gas sales	2,206	1,165	5,383	4,284	7,217
Total revenues	57,758	24,655	123,042	104,427	63,989
OPERATING EXPENSES
Lease operating expenses	7,063	3,355	14,664	12,854	5,712
Production and ad valorem taxes	3,876	1,636	8,326	7,575	4,192
Depreciation, depletion, amortization and impairment	16,361	10,202	47,158	48,803	16,612
Asset retirement obligation accretion	29	25	121	115	46
Abandoned equipment and intangibles			0	0	2,241
Exploration	756	63
General and administrative expenses	17,016	555	3,852	2,859	3,509
Total operating expenses	45,101	15,836	74,121	72,206	32,312
(Gain) on sale of assets	0	(6,129)	(22,700)	(6,734)	(105,333)
OPERATING INCOME	12,657	14,948	71,621	38,955	137,010
OTHER INCOME (EXPENSE)
Other income	310	199	1,202	884	163
Loss on derivative instruments	(4,153)	(1,657)	(2,607)	(796)	(1,979)
Interest expense	(1,131)	(624)	(5,216)	(3,474)	(3,472)
Total other expense	(4,974)	(2,082)	(6,621)	(3,386)	(5,288)
INCOME BEFORE TAXES	7,683	12,866	65,000	35,569	131,722
INCOME TAX EXPENSE	(135,213)	0	(2,262)	339	(550)
NET INCOME (LOSS)	(127,530)	12,866	62,738	35,908	131,172
Loss per common share:
Basic (in dollars per share)	$ (2.03)
Diluted (in dollars per share)	$ (2.03)
Weighted average shares outstanding:
Weighted average number of common shares outstanding - basic	62,904
Weighted average number of common shares outstanding - diluted	62,904
PRO FORMA INFORMATION (UNAUDITED):
Pro forma provision for income taxes	(2,689)		(22,586)
Pro forma net income	$ (127,301)	$ 16,519	$ 40,152
Pro forma income per common share
Basic and diluted (in dollars per share)			$ 1.26
Weighted average pro forma shares outstanding
Basic and diluted (in shares)			31,934